Income Statement (USD $)	11 Months Ended			12 Months Ended	84 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Insurance sales commissions	$ 1,225,497		$ 17,899
Lead sales commissions	692,460		85,769
Total commission	1,917,957		103,668
Cost of sales	(1,046,887)		(108,063)
Gross profit	871,070		(4,395)
EXPENSES :
Consulting fee	163,958		40,000
Contract labor	836,187		30,900
Payroll and related taxes	200,692
Computer/internet expenses	46,425
Credit card processing fee	35,302
Management expense	143,750
Insurance expenses	37,070
Rent	80,737		13,724
Other general and administrative expenses	111,921		5,597
Total expenses	1,656,042		90,221
Loss from operations	(784,972)		(94,616)
Interest income	198.00		0.00
Loss before income taxes	(784,774)		(94,616)	(784,774)	(94,616.00)
Provision for income taxes	0		0
NET LOSS	$ (784,774)	$ (94,616)	$ (94,616)
Basic and fully diluted net loss per common share:	$ (0.04)		$ 95
Weighted average common shares outstanding	18,795,185	1,000	1,000	18,795,185	1,000